Leases - Schedule of Lessor, Operating Lease, Payment to be Received, Maturity (Details) - Athena Technology Solutions Holdings, LLC [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Operating Lease [Line Items]
Lessor, Operating Lease, Payment to be Received, Year One	$ 566
Lessor, Operating Lease, Payment to be Received, Year Two	559
Lessor, Operating Lease, Payment to be Received, Year Three	480
Lessor, Operating Lease, Payment to be Received, Year Four	481
Lessor, Operating Lease, Payment to be Received, Year Five	486
Lessor, Operating Lease, Payment to be Received, after Year Five	938
Lessor, Operating Lease, Payment to be Received	$ 3,510